SMALL CAP FUND                                                SEMIANNUAL REPORT

SMALL CAP FUND
FUND PROFILE

GOAL:
Long-term capital appreciation through small-cap investing

PORTFOLIO MANAGER:
Donald R. Jones,
Mitchell Hutchins
Asset Management Inc.

TOTAL NET ASSETS:
$89.7 million as of January 31, 1997

DIVIDEND PAYMENT:
Annually
                                                                  March 17, 1997

Dear Shareholder,

We are pleased to present you with the semiannual report for PaineWebber Small Cap Fund for the six-month period ending January 31, 1997

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------

[ART] The fiscal period got off to a difficult start for small-cap stocks as events occurring in July--including higher long-term interest rates and a spate of disappointing earnings announcements-- contributed to the first meaningful overall stock market correction since 1994. By month-end, the small-cap market, as measured by the Standard & Poor's 600 (a measure of small-cap stock performance), had declined nearly 14% from a high achieved on June 5, 1996. For stocks in general, the correction proved short-lived; by August, the stock market, as measured by the Standard & Poor's 500 (S&P 500, a general measure of stock market performance) had retraced much of the ground it had lost. By mid-September, as investor confidence grew, money returning to the equity markets propelled the S&P 500 to a then-record high (a circumstance which underscores the hazards of market timing). Although the fall and early winter months were characterized by continued market volatility, the nation's economic outlook continued to encourage investors, and the stock market continued its upward climb. During this time, small-caps turned in a less impressive, yet strong, performance, gaining 8.02% during the latter half of the fiscal period. This was taken as a sign by the market as a whole that the current bull market run may be broadening to include mid- and smaller-cap issues.

PORTFOLIO REVIEW

[ART] For the six-month period ended January 31, 1997, the Fund's total returns (the net asset value change with dividends re-invested) without deducting sales charges were 17.86% for Class A shares, 17.38% for Class B shares and 17.40% for Class C shares. For share owners who purchased or redeemed Fund shares during the period, the Fund's total return for the period may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 12.57% for Class A shares,

PAINEWEBBER SMALL CAP FUND

Top Five Sectors as a percentage of net assets as of January 31, 1997

Other Insurance 12.38%
Banks 9.03%
Manufacturing-General 5.48%
Medical Providers 4.80%
Real Property 4.65%

SEMIANNUAL REPORT

12.38% for Class B shares and 16.40% for Class C shares. Over the six-month period, the Fund outperformed the 17.05% Lipper average return of its peer group (Small Company Growth Funds).

     Early in the period, the Fund was in the final stages of a restructuring effort that began in April 1996. As discussed in the annual report for the fiscal year ended July 31, 1996, the new stock selection discipline seeks to identify undervalued companies with a catalyst for change; that is, companies that will likely report a positive earnings surprise. Examples of these include Valmont Industries (1.8% of net assets as of January 31, 1997) and Prime Hospitality Corp. (2.1%).

     With regard to sector, both financial services (26.9% of net assets as of January 31, 1997) and energy (9.5%) experienced strong performance over the period, finishing up 30.63% and 31.28%, respectively. In turn, the Fund's overweighting in these sectors helped relative performance throughout the period. Given the current environment--modest economic growth and declining interest rates-- we intend to maintain the Fund's overweighting in finance, in light of the relatively low valuations currently found in select regional banks and insurance companies. Additionally, a continuing consolidation and restructuring theme should improve the potential for the long-term profitability of these businesses. Several companies we currently favor within this sector include CCB Financial (1.2%) and Capital Re Corp. (1.6%).

     Conversely, the performance of the technology sector (8.4% of net assets as of January 31, 1997) was disappointing over the period. Although technology stocks rebounded somewhat from July's market correction, earnings reports remained mixed and, as a result, these issues were extremely volatile. However, the Fund's low weighting in this sector kept any negative performance incurred as a result of this volatility down to a minimum. The Fund's positions in capital goods (11.8%) and healthcare (6.9%) fared less well, hampering performance somewhat as earnings disappointments continued to plague these sectors.

OUTLOOK
--------------------------------------------------------------------------------

[ART] Going forward, we continue to view small-caps positively. Reasonable valuations and superior long-term earnings growth prospects continue to point to the existence of buying opportunities within the small-cap market. Mid-teens earnings per share growth should prove favorable in comparison to the single-digit earnings growth expected for the S&P 500 during the next few quarters. Moreover, we will continue to focus on companies that possess a combination of low valuation relative to growth and the potential for a positive earnings surprise and/or an acceleration in fundamental performance.

    Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.


Sincerely,


/S/ MARGO N. ALEXANDER
------------------------------
MARGO N. ALEXANDER
President, Mitchell Hutchins
Asset Management Inc.


/S/ MARK A. TINCHER
------------------------------
MARK A. TINCHER
Managing Director and
Chief Investment Officer--Equity Investments,
Mitchell Hutchins Asset Management Inc.


/S/ DONALD R. JONES
------------------------------
DONALD R. JONES
Portfolio Manager, PaineWebber Small Cap Fund

PAINEWEBBER    SMALL CAP FUND
             PERFORMANCE RESULTS (UNAUDITED)
                       NET ASSET VALUE                TOTAL RETURN(1)
                       ---------------                -------------
                                                  12 MONTHS        6 MONTHS
                  01/31/97  07/31/96   01/31/96   ENDED 01/31/97  ENDED 01/31/97
--------------------------------------------------------------------------------
Class A Shares     $11.62    $10.22     $10.72          20.72%         17.86%
--------------------------------------------------------------------------------
Class B Shares      11.29      9.98      10.53          19.72          17.38
--------------------------------------------------------------------------------
Class C Shares      11.28      9.97      10.52          19.74          17.40
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES
                      NET ASSET VALUE
                      ----------------  CAPITAL GAINS                   TOTAL
PERIOD COVERED     BEGINNING    ENDING   DISTRIBUTED DIVIDENDS PAID    RETURN(1)
--------------------------------------------------------------------------------
02/01/93 - 12/31/93  $10.00    $10.62       $0.0168        $0.1281       7.68%
--------------------------------------------------------------------------------
1994                  10.62      9.97        0.5208             --       (1.20)
--------------------------------------------------------------------------------
1995                   9.97     10.81        0.8306             --       16.81
--------------------------------------------------------------------------------
1996                  10.81     11.40        1.1566             --       17.45
--------------------------------------------------------------------------------
01/01/97 - 01/31/97   11.40     11.62           --              --        1.93
--------------------------------------------------------------------------------
                                     Total: $2.5248        $0.1281
--------------------------------------------------------------------------------
              CUMULATIVE TOTAL RETURN AS OF 01/31/97:                     48.77%
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                     NET ASSET VALUE
                   -------------------  CAPITAL GAINS                   TOTAL
PERIOD COVERED     BEGINNING    ENDING   DISTRIBUTED DIVIDENDS PAID    RETURN(1)
--------------------------------------------------------------------------------
02/01/93 - 12/31/93  $10.00   $10.61       $0.0168        $0.0631       6.91%
--------------------------------------------------------------------------------
1994                  10.61     9.88        0.5208            --       (1.96)
--------------------------------------------------------------------------------
1995                   9.88    10.62        0.8306            --       15.90
--------------------------------------------------------------------------------
1996                  10.62    11.08        1.1566            --       16.50
--------------------------------------------------------------------------------
01/01/97 - 01/31/97   11.08    11.29           --             --        1.90
--------------------------------------------------------------------------------
                                    Total: $2.5248        $0.0631
--------------------------------------------------------------------------------
                 CUMULATIVE TOTAL RETURN AS OF 01/31/97:                  44.26%
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES
                    NET ASSET VALUE
                  -------------------  CAPITAL GAINS                    TOTAL
PERIOD COVERED    BEGINNING    ENDING   DISTRIBUTED DIVIDENDS PAID     RETURN(1)
--------------------------------------------------------------------------------
02/01/93 - 12/31/93 $10.00    $10.61       $0.0168        $0.0682        6.97%
--------------------------------------------------------------------------------
1994                 10.61      9.88        0.5208             --       (1.96)
--------------------------------------------------------------------------------
1995                  9.88     10.61        0.8306             --       15.84
--------------------------------------------------------------------------------
1996                 10.61     11.07        1.1566             --       16.52
--------------------------------------------------------------------------------
01/01/97 - 01/31/97  11.07     11.28           --              --        1.90
--------------------------------------------------------------------------------
                                    Total: $2.5248        $0.0682
--------------------------------------------------------------------------------
                        CUMULATIVE TOTAL RETURN AS OF 01/31/97:           44.24%
--------------------------------------------------------------------------------

     (1) Figures assume reinvestment of all dividends and distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

     Note: The Fund offers Class Y shares to a limited group of eligible investors, including the trustee of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the six months ended January 31, 1997 and since inception, July 26, 1996 through January 31, 1997, Class Y shares had a total return of 17.97% and 17.74%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.
--------------------------------------------------------------------------------
The data above represents past performance of the Fund's shares, which is no guarantee of future results.

     The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER    SMALL CAP FUND
AVERAGE ANNUAL RETURNS
                                                      % RETURN AFTER DEDUCTING
                        % RETURN WITHOUT SALES CHARGE   MAXIMUM SALES CHARGE
                         ------------------------------ ------------------------
                                      CLASS                       CLASS
                         -------------------------------------------------------
                                A*      B**     C***       A*       B**     C***
--------------------------------------------------------------------------------
Twelve Months Ended 12/31/96  17.45%   16.50%   16.52%   12.16%   11.50%  15.52%
--------------------------------------------------------------------------------
Five years Ended 12/31/96       N/A      N/A     N/A      N/A      N/A      N/A
--------------------------------------------------------------------------------
Commencement of Operations +
 Through 12/31/96             10.13%    9.28%   9.27%     8.85%    8.88%   9.27%
--------------------------------------------------------------------------------

     * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

     ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

     *** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

     + Commencement of operations was February 1, 1993 for Class A, Class B and Class C shares.
--------------------------------------------------------------------------------
     The data above represents past performance of the Fund's shares, which is no guarantee of future results.

PAINEWEBBER    SMALL CAP FUND
                                                    JANUARY 31, 1997 (UNAUDITED)
              PORTFOLIO OF INVESTMENTS
NUMBER OF
 SHARES                                                            VALUE
---------                                                        ---------
COMMON STOCKS - 98.70%
AGRICULTURE, FOOD & BEVERAGE - 0.89%
 5,000   Farmer Brothers Company ...............................$  725,000
32,000   William Greenberg Jr. Desserts & Cafes * ..............    72,000
                                                                 ---------
                                                                   797,000
                                                                 ---------
APPAREL, RETAIL - 0.58%
25,000   Paul Harris Stores Incorporated * .....................   515,625
                                                                 --------
APPAREL, TEXTILES - 2.15%
17,000   Quiksilver Incorporated * .............................   399,500
110,000  Vans Incorporated * ................................... 1,526,250
                                                                 ---------
                                                                 1,925,750
                                                                 ---------
BANKS - 9.03%
26,800   Banknorth Group Incorporated .......................... 1,092,100
17,000   CCB Financial Corporation ............................. 1,105,000
35,000   Cullen Frost Bankers Incorporated ..................... 1,222,813
42,870   Provident Bankshares Corporation ...................... 1,688,006
37,000   Silicon Valley Bancshares * ........................... 1,341,250
13,000   Texas Regional Bancshares Incorporated * ..............   429,000
20,000   Westamerica Bank Corporation .......................... 1,215,000
                                                                 ---------
                                                                 8,093,169
                                                                 ---------
CHEMICALS - 1.41%
35,000   Cambrex Corporation ................................... 1,264,375
                                                                 ---------
COMPUTER HARDWARE - 1.21%
180,000  Oshap Technologies Limited * .......................... 1,088,438
                                                                 ---------
COMPUTER SOFTWARE - 0.46%
13,000   SPSS Incorporated * ...................................   416,000
                                                                 ---------
CONSUMER DURABLES - 0.60%
 5,000   Furniture Brands International Incorporated * .........    71,250
21,000   Movado Group Incorporated * ...........................   469,875
                                                                 ---------
                                                                   541,125
                                                                 ---------
DEFENSE/AEROSPACE - 0.72%
20,000   Doncasters plc * ......................................   392,500
13,000   Wyman Gordon Company * ................................   251,875
                                                                 ---------
                                                                   644,375
                                                                 ---------
DIVERSIFIED RETAIL - 0.27%
15,000   Shopko Stores Incorporated ............................   238,125
                                                                 ---------
6

PAINEWEBBER    SMALL CAP FUND


NUMBER OF
 SHARES                                                              VALUE
---------                                                          -------
COMMON STOCKS - (CONTINUED)
DRUGS & MEDICINE - 1.07%
63,000   Alpharma, Incorporated ............................... $  826,875
60,000   IVC Industries Incorporated * ........................    131,250
                                                                 ---------
                                                                   958,125
                                                                 ---------
ELECTRIC UTILITIES - 0.79%
25,000   Sierra Pacific Resources .............................    709,375
                                                                 ---------
ELECTRICAL POWER - 1.27%
15,000   Hughes Supply Incorporated ...........................    519,375
35,000   Kuhlman Corporation ..................................    621,250
                                                                 ---------
                                                                 1,140,625
                                                                 ---------
ENERGY RESERVES & PRODUCTION - 3.58%
28,000   Benton Oil & Gas Company * ...........................    546,000
15,000   Howell Corporation ...................................    228,750
20,000   Lomak Petroleum Incorporated .........................    445,000
50,000   Offshore Energy Development Corporation * ............    650,000
18,000   Parker & Parsley Petroleum Company ...................    627,750
48,000   Santa Fe Energy Resources Incorporated * .............    714,000
                                                                 ---------
                                                                 3,211,500
                                                                 ---------
ENVIRONMENTAL SERVICES - 1.09%
 5,000   Newpark Resources Incorporated * .....................    233,125
85,000   Thermatrix Incorporated * ............................    743,750
                                                                 ---------
                                                                   976,875
                                                                 ---------
FINANCIAL SERVICES - 3.95%
 10,000  Arbatax International Incorporated * .................     60,625
 15,000  CMAC Investment Corporation ..........................    521,250
100,000  Cash America International Incorporated ..............    875,000
  9,000  First American Financial Corporation * ...............    375,750
130,000  First Cash Incorporated * ............................    875,469
  2,000  Markel Corporation * .................................    196,000
 16,000  Student Loan Corporation .............................    638,000
                                                                 ---------
                                                                 3,542,094
                                                                 ---------
FOREST PRODUCTS, PAPER - 2.89%
48,600   Greif Brothers Corporation ...........................  1,488,375
20,000   Mercer International Incorporated * ..................    212,500
23,999   Mosinee Paper Corporation ............................    887,963
                                                                 ---------
                                                                 2,588,838
                                                                 ---------
FREIGHT-AIR, LAND & SEA - 1.55%
150,000  Smithway Motor Xpress Corporation * ..................  1,387,500
                                                                 ---------

PAINEWEBBER    SMALL CAP FUND


NUMBER OF
 SHARES                                                              VALUE
---------                                                        ---------
COMMON STOCKS - (CONTINUED)
GAS UTILITIES - 0.50%
 17,000  Belden & Blake Corporation * ........................  $  446,250
                                                                 ---------

HEAVY MACHINERY - 2.65%
 65,000  Cascade Corporation .................................   1,072,500
105,000  Titan Wheel International Incorporated ..............   1,299,375
                                                                 ---------
                                                                 2,371,875
                                                                 ---------
HOTELS - 2.25%
20,000   Homegate Hospitality Incorporated * .................     172,500
107,600  Prime Hospitality Corporation * .....................   1,842,650
                                                                 ---------
                                                                 2,015,150
                                                                 ---------
INDUSTRIAL SERVICES/SUPPLIES - 4.23%
50,000   Cornell Corrections Incorporated * ..................     537,500
40,000   GTS Duratek Incorporated * ..........................     540,000
78,000   Union Corporation * .................................   1,745,250
 8,400   Wackenhut Corporation, Class A ......................     148,050
55,000   Wackenhut Corporation, Class B ......................     825,000
                                                                 ---------
                                                                 3,795,800
                                                                 ---------
INFORMATION & COMPUTER SERVICES - 3.73%
 8,000   Barra Incorporated * ................................     214,000
35,000   Comdisco Incorporated ...............................   1,080,625
10,000   Computer Data Systems Incorporated * ................     310,000
40,000   Computervision Corporation * ........................     300,000
60,000   Control Data System Incorporated * ..................   1,020,000
50,000   Physicians Computer Network Incorporated * ..........     418,750
                                                                 ---------
                                                                 3,343,375
                                                                 ---------
LEISURE - 2.30%
75,000   Galoob Lewis Toys Incorporated * ....................   1,312,500
16,000   Harman International Industries Incorporated ........     742,000
                                                                 ---------
                                                                 2,054,500
                                                                 ---------
LIFE INSURANCE - 1.50%
 3,000   Life Re Corporation .................................     130,500
20,000   Life USA Holdings Incorporated * ....................     215,000
16,000   Reinsurance Group of America Incorporated ...........     734,000
 7,000   Security Connecticut Company * ......................     268,625
                                                                 ---------
                                                                 1,348,125
                                                                 ---------
8

PAINEWEBBER    SMALL CAP FUND


NUMBER OF
 SHARES                                                              VALUE
----------                                                       ---------
COMMON STOCKS - (CONTINUED)
LONG DISTANCE & PHONE COMPANIES - 1.11%
25,000   Norstan Incorporated * ...............................  $ 418,750
20,000   Smartalk Teleservices Incorporated * .................    352,500
30,000   Viatel Incorporated * ................................    225,000
                                                                 ---------
                                                                   996,250
                                                                 ---------
MANUFACTURING-GENERAL - 5.49%
  7,000  Kaydon Corporation ...................................    309,750
205,000  Powell Industries Incorporated * .....................  1,483,125
 32,000  Robbins & Myers Incorporated .........................    848,000
 31,000  Tadiran Limited ADR ..................................    833,125
 47,000  Watsco Incorporated ..................................  1,451,125
                                                                 ---------
                                                                 4,925,125
                                                                 ---------
MANUFACTURING-HIGH TECHNOLOGY - 2.63%
30,000   American Science & Engineering Incorporated * ........    393,750
20,000   Brown & Sharpe Manufacturing Company * ...............    252,500
39,200   DII Group Incorporated * .............................    931,000
10,000   Intelidata Technologies Corporation * ................     66,250
30,000   Kemet Corporation * ..................................    712,500
                                                                 ---------
                                                                 2,356,000
                                                                 ---------
MEDIA - 1.35%
100,000  Heritage Media Corporation * .........................  1,212,500
                                                                 ---------
MEDICAL PRODUCTS - 1.00%
46,000   Conmed Corporation * .................................    891,250
                                                                 ---------
MEDICAL PROVIDERS - 4.80%
100,000  Counsel Corporation * ................................  1,312,500
 75,000  Lanvision Systems Incorporated * .....................    534,375
  7,000  Lincare Holdings Incorporated * ......................    264,687
100,000  Stericycle Incorporated * ............................  1,075,000
137,500  Walsh International Incorporated * ...................  1,117,187
                                                                 ---------
                                                                 4,303,749
                                                                 ---------
MINING & METALS - 2.21%
 8,000   AK Steel Holding Corporation .........................    322,000
40,000   Valmont Industries Incorporated ......................  1,580,000
 2,000   Wolverine Tube Incorporated * ........................     76,250
                                                                 ---------
                                                                 1,978,250
                                                                 ---------
MOTOR VEHICLES - 1.63%
20,000   A.O. Smith Corporation ...............................    667,500
25,000   Breed Technologies, Incorporated .....................    540,625
15,000   Donnelly Corporation .................................    253,125
                                                                 ---------
                                                                 1,461,250
                                                                 ---------

PAINEWEBBER    SMALL CAP FUND


NUMBER OF
 SHARES                                                              VALUE
----------                                                       ---------
COMMON STOCKS - (CONTINUED)
OIL REFINING - 2.38%
20,000   KCS Energy Incorporated * ...........................  $  777,500
30,000   Smith International Incorporated * ..................   1,365,000
                                                                 ---------
                                                                 2,142,500
                                                                 ---------
OIL SERVICES - 3.47%
15,000   Camco International Incorporated ....................     718,125
10,000   Cliffs Drilling Company * ...........................     682,500
21,000   Oceaneering International Incorporated * ............     359,625
60,000   Pride Petroleum Services Incorporated *(1) ..........   1,357,500
                                                                 ---------
                                                                 3,117,750
                                                                 ---------
OTHER INSURANCE - 12.39%
 25,000   American Bankers Insurance Group Incorporated ......   1,387,500
 32,600   Capital Re Corporation .............................   1,434,400
 10,000   Fidelity National Financial Incorporated ...........     132,500
 27,000   Fremont General Corporation ........................     810,000
 29,000   Frontier Insurance Group Incorporated ..............   1,145,500
110,000   Gainsco Incorporated ...............................   1,003,750
 19,000   Lawyers Title Corporation ..........................     439,375
 15,000   Leucadia National Corporation ......................     393,750
 17,000   Orion Capital Corporation ..........................   1,071,000
  7,000   RLI Corporation ....................................     245,000
 26,000   Stewart Information Services Corporation * .........     539,500
 45,000   Terra Nova Bermuda Holdings Limited ................     888,750
 15,000   Trenwick Group Incorporated ........................     750,000
 23,000   Vesta Insurance Group Incorporated .................     871,125
                                                                 ---------
                                                                11,112,150
                                                                 ---------
PUBLISHING - 0.44%
10,000   CCC Information Service Group, Incorporated * .......     185,000
10,000   Factset Research Systems Incorporated * .............     206,250
                                                                 ---------
                                                                   391,250
                                                                 ---------
RAILROADS - 0.43%
35,000   Greenbrier Companies Incorporated ...................     389,375
                                                                 ---------
REAL PROPERTY - 4.65%
90,000   D.R. Horton Incorporated ............................   1,068,750
45,000   Granite Construction Incorporated ...................   1,057,500
42,000   Newhall Land & Farming Company ......................     735,000
59,000   Nobility Homes Incorporated * .......................     826,000
32,000   Pacific Greystone Corporation * .....................     484,000
                                                                 ---------
                                                                 4,171,250
                                                                 ---------
10

PAINEWEBBER    SMALL CAP FUND


NUMBER OF
 SHARES                                                            VALUE
-----------                                                      ---------
COMMON STOCKS - (CONCLUDED)
RESTAURANTS - 1.51%
75,000   Casa Ole Restaurants Incorporated * .................. $  656,250
80,000   Diedrich Coffee Incorporated * .......................    700,000
                                                                 ---------
                                                                 1,356,250
                                                                 ---------
SEMICONDUCTOR - 0.33%
10,000   Electro Scientific Industries Incorporated * .........    292,500
                                                                 ---------
SPECIALTY RETAIL - 0.90%
30,000   National Media Corporation * .........................    228,750
60,000   West Coast Entertainment Corporation * ...............    495,000
 5,000   Zale Corporation * ...................................     80,000
                                                                 ---------
                                                                   803,750
                                                                 ---------
TOBACCO - 1.31%
38,000   Universal Corporation ................................  1,178,000
                                                                 ---------
Total Common Stocks (cost - $80,027,188) ...................... 88,493,138
                                                                 ---------
WARRANTS - 0.55%
AGRICULTURE, FOOD & BEVERAGE - 0.55%
500,000  William Greenberg Jr. Desserts & Cafes*(cost - $550,000)  495,000
                                                                 ---------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.37%
MONEY MARKET FUNDS - 1.37%
772,799  Liquid Assets Portfolio ..............................    772,799
460,000  TempCash Portfolio ...................................    460,000
                                                                 ---------
Total Money Market Funds (cost - $1,232,799) ..................  1,232,799
                                                                 ---------


PRINCIPAL
 AMOUNT                                                               MATURITY   INTEREST
  (000)                                                                 DATE       RATE
---------                                                             ---------  --------
REPURCHASE AGREEMENT - 2.38%
$2,130   Repurchase Agreement dated 01/31/97 with
          Salomon Brothers Incorporated, collateralized by
          $2,175,599 U.S. Treasury Notes, 4.750% due 08/31/98;
          proceeds: $2,130,976 (cost - $2,130,000) ..................  02/03/97    5.500%   2,130,000
                                                                                          -----------
Total Investments (cost - $83,939,987) - 103.00% ....................                      92,350,937
Liabilities in excess of other assets - (3.00)% .....................                      (2,696,689)
                                                                                          -----------
Net Assets - 100.00% ................................................                     $89,654,248
                                                                                          ===========

-------------
 * Non-income producing security
 ADR American Depositary Receipts
(1) Security, or a portion thereof, was loaned at January 31, 1997.

                 See accompanying notes to financial statements

PaineWebber    SMALL CAP FUND

        STATEMENT OF ASSETS AND LIABILITIES              January 31, 1997 (unaudited)
ASSETS
Investments, at value (cost - $83,939,987) ...........................   $ 92,350,937
Cash .................................................................            740
Dividends and interest receivable ....................................         49,133
Receivable for shares of beneficial interest sold ....................         31,394
Deferred organizational expenses .....................................        115,901
Other assets .........................................................         44,549
                                                                           ----------
Total assets .........................................................     92,592,654
                                                                           ----------
LIABILITIES
Payable for investments purchased ....................................      1,110,000
Payable for shares of beneficial interest repurchased ................        197,824
Collateral for securities loaned .....................................      1,232,799
Payable to affiliate .................................................        134,131
Accrued expenses and other liabilities ...............................        263,652
                                                                           ----------
Total liabilities ....................................................      2,938,406
                                                                           ----------
NET ASSETS
Beneficial interest shares of $0.001 par value outstanding (unlimited
amount authorized) ...................................................     77,019,894
Accumulated net investment loss ......................................       (725,727)
Accumulated net realized gains from investments ......................      4,949,131
Net unrealized appreciation of investments ...........................      8,410,950
                                                                           ----------
Net Assets ...........................................................   $ 89,654,248
                                                                          ===========
CLASS A:
Net assets ...........................................................   $ 30,256,844
                                                                           ----------
Shares outstanding ...................................................      2,604,504
                                                                           ----------
Net asset and redemption value per share .............................   $      11.62
                                                                                =====
Maximum offering price per share (net asset value plus sales charge of
4.50% of offering price) .............................................   $      12.17
                                                                                =====
CLASS B:
Net assets ...........................................................   $ 38,193,921
                                                                           ----------
Shares outstanding ...................................................      3,382,525
                                                                           ----------
Net asset value and offering price per share .........................   $      11.29
                                                                                =====
CLASS C:
Net assets ...........................................................   $ 18,488,633
                                                                           ----------
Shares outstanding ...................................................      1,639,421
                                                                           ----------
Net asset value and offering price per share .........................   $      11.28
                                                                                =====
CLASS Y:
Net assets ...........................................................   $  2,714,850
                                                                           ----------
Shares outstanding ...................................................        233,708
                                                                           ----------
Net asset value, offering price and redemption value per share .......   $      11.62
                                                                                =====

                 See accompanying notes to financial statements

PaineWebber                   SMALL CAP FUND

 STATEMENT OF OPERATIONS   FOR THE SIX MONTHS ENDED JANUARY 31, 1997 (unaudited)

INVESTMENT INCOME:
Dividends .......................................................  $    346,988
Interest ........................................................        47,346
                                                                      ---------
                                                                        394,334
                                                                      ---------
EXPENSES:
Investment advisory and administration fees .....................       449,962
Services fees-Class A ...........................................        38,654
Service and distribution fees-Class B ...........................       187,769
Service and distribution fees-Class C ...........................        93,674
Reports and notices to shareholders .............................        67,978
Federal and state registration fees .............................        67,797
Transfer agency and service fees ................................        66,235
Legal and audit .................................................        57,334
Amortization of organizational expenses .........................        47,884
Custody and accounting ..........................................        33,017
Trustees' fees and expenses .....................................         7,940
Other expenses ..................................................         1,817
                                                                      ---------
                                                                      1,120,061
                                                                      ---------
NET INVESTMENT LOSS .............................................      (725,727)
                                                                      ---------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS:
Net realized gains from investment transactions .................     6,672,437
Net change in unrealized appreciation/depreciation of
 investments ....................................................     8,575,122
                                                                      ---------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS ..    15,247,559
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $ 14,521,832
                                                                      =========






              See accompanying notes to financial statements

PaineWebber                     SMALL CAP FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     FOR THE
                                                                                                   SIX MONTHS
                                                                                                     ENDED         FOR THE
                                                                                                JANUARY 31, 1997  YEAR ENDED
                                                                                                  (UNAUDITED)    JULY 31, 1996
                                                                                               ----------------- -------------
FROM OPERATIONS:

Net investment loss ..........................................................................   $   (725,727)   $   (408,651)
Net realized gains from investment transactions ..............................................      6,672,437       7,823,052
Net change in unrealized appreciation/depreciation of investments ............................      8,575,122      (4,208,066)
                                                                                                 ------------    ------------
Net increase in net assets resulting from operations .........................................     14,521,832       3,206,335
                                                                                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net realized gains from investment transactions--Class A .....................................     (1,065,273)     (2,580,753)
Net realized gains from investment transactions--Class B .....................................     (1,348,187)     (5,623,020)
Net realized gains from investment transactions--Class C .....................................       (663,541)     (1,514,097)
Net realized gains from investment transactions--Class Y .....................................        (94,831)           --
                                                                                                 ------------    ------------
                                                                                                   (3,171,832)     (9,717,870)
                                                                                                 ------------    ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares .........................................................     11,378,859       6,234,900
Shares issued in connection with the acquisition of PaineWebber
 Small Cap Growth Fund .......................................................................          --         27,156,461
Cost of shares repurchased ...................................................................    (24,788,443)    (27,176,983)
Proceeds from dividends reinvested ...........................................................      3,020,513       9,091,388
                                                                                                 ------------    ------------
Net increase (decrease) in net assets from beneficial interest transactions ..................    (10,389,071)     15,305,766
                                                                                                 ------------    ------------
Net increase in net assets ...................................................................        960,929       8,794,231

NET ASSETS:

Beginning of period ..........................................................................     88,693,319      79,899,088
                                                                                                 ------------    ------------
End of period ................................................................................   $ 89,654,248    $ 88,693,319
                                                                                                 ============    ============





                 See accompanying notes to financial statements

PAINEWEBBER  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PaineWebber Small Cap Fund (the "Fund") is a diversified series of PaineWebber Securities Trust ("Trust"), which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers another series of shares, PaineWebber Strategic Income Fund, whose financial statements are not included herein. The Fund incurred costs in connection with its organization and the registration of its shares. Such costs have been deferred and are being amortized using the straight-line method over a period of benefit of 60 months, beginning with the commencement of investment operations of the Fund.

    Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

    Acquisition of PaineWebber Small Cap Growth Fund - Effective as of the close of business on July 26, 1996 (the "Acquisition Date"), the Fund acquired all of the assets and assumed all of the liabilities of PaineWebber Small Cap Growth Fund ("Small Cap Growth Fund"). The acquisitions were accomplished by tax-free exchanges of 1,404,733 Class A, 63,270 Class B, 936,155 Class C and 274,241 Class Y shares of the Fund for 1,450,092 Class A, 65,772 Class B, 969,172 Class C and 280,828 Class Y shares of Small Cap Growth Fund outstanding on the Acquisition Date. Small Cap Growth Fund's net assets at that date, valued at $27,156,461, including accumulated net realized losses of $3,287 and net unrealized depreciation of investments of $1,297,019, were combined with those of the Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Fund's financial highlights do not include the operations of Small Cap Growth Fund prior to the Acquisition Date.

    The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    Valuation of Investments - Securities which are listed on U.S. and foreign stock exchanges are valued at the last sales price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset

PAINEWEBBER

Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated, and investment adviser and administrator of the Fund as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available prior to valuation. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with sixty days or less remaining to maturity unless the Fund's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees.

    Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

    Investment Transactions and Investment Income - Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

    Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.


    Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they

PAINEWEBBER

exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

 CONCENTRATION OF RISK

    Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

 INVESTMENT ADVISER AND ADMINISTRATOR

    The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. At January 31, 1997, the Fund owed Mitchell Hutchins $76,345 in investment advisory and administration fees.

    For the six months ended January 31, 1997, the Fund paid $900 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

 DISTRIBUTION PLANS

    Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At January 31, 1997, the Fund owed Mitchell Hutchins $54,794 in service and distribution fees.

    Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended January 31, 1997, it received $57,500 in sales charges.

 SECURITY LENDING

    The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount

PAINEWEBBER

at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber Global Security Lending, a wholly owned subsidiary of PaineWebber, who receives no compensation from the Fund.

    As of January 31, 1997, the Fund's custodian held cash and cash equivalents having an aggregate value of $1,232,799 as collateral for portfolio securities loaned having a market value of $1,212,700.


 TRANSFER AGENCY SERVICE FEES

    The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended January 31, 1997, PaineWebber earned $18,606 from the Fund. At January 31, 1997, the Fund owed PaineWebber $2,992 for shareholder service fees.

INVESTMENTS IN SECURITIES

    For federal income tax purposes, the cost of securities owned at January 31, 1997 was substantially the same as the cost of securities for financial statement purposes.

    At January 31, 1997, the components of net unrealized appreciation of investments were as follows:

Gross  appreciation  (investments  having an  excess of value over cost) .......................................................$14,736,637

Gross  depreciation  (investments  having  an  excess  of cost over value) ...................................................... (6,325,687)
                                                                  ------------
Net unrealized appreciation of investments .......................$ 8,410,950
                                                                  ============

For the six months ended January 31, 1997, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $25,841,545 and $39,752,948, respectively.

FEDERAL INCOME TAX STATUS

    The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

PAINEWEBBER

SHARES OF BENEFICIAL INTEREST
There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    Class A                     Class B                     Class C                   Class Y
                              ---------------------       ----------------------      ----------------------   --------------------
                              Shares         Amount        Shares        Amount         Shares        Amount      Shares     Amount
                              ------         ------        ------        ------         ------        ------      ------     ------
Six months ended
 January 31, 1997:
Shares sold .........        532,151    $  5,877,887       93,023    $  1,014,036      408,622    $  4,433,688     4,814  $  53,248
Shares repurchased ..     (1,057,497)    (11,718,983)    (461,876)     (4,947,851)    (694,524)     (7,523,916)  (53,754)  (597,693)
Shares converted from
 Class B to Class A .         34,597         393,832      (35,539)       (393,832)        --              --        --          --
Dividends reinvested          92,573       1,029,415      117,091       1,265,749       58,505         631,858     8,407     93,491
                            ---------     -----------    ---------   -------------    --------    -------------  -------  ----------
Net decrease ........       (398,176)   $ (4,417,849)    (287,301)   $ (3,061,898)    (227,397)   $ (2,458,370)  (40,533) $(450,954)
                            =========   ============     =========   =============    ========    =============  ======== ==========

                                    Class A                     Class B                     Class C                   Class Y
                              ---------------------       ----------------------      ----------------------   --------------------
                              Shares         Amount        Shares        Amount         Shares        Amount      Shares     Amount
                              ------         ------        ------        ------         ------        ------      ------     ------
Year ended July 31, 1996:
Shares sold .............    162,734    $  1,784,341      246,297    $  2,708,345      158,976    $  1,742,214      --          --
Shares issued in
 connection with the
 acquisition of
 PaineWebber Small
 Cap Growth Fund ........  1,404,733      14,374,663       63,270         632,216      936,155       9,344,754    274,241 $2,804,828
Shares repurchased ......   (729,600)     (8,163,423)  (1,173,417)    (12,903,027)    (554,588)     (6,110,533)      --         --
Shares converted from
 Class B to Class A .....    114,185       1,313,683     (115,951)     (1,313,683)        --              --         --         --
Dividends reinvested ....    236,526       2,470,300      511,372       5,228,853      136,084       1,392,235       --         --
                           ---------    ------------    ----------   ------------      -------    ------------   -------- ----------
Net increase (decrease) .  1,188,578    $ 11,779,564     (468,429)   $ (5,647,296)     676,627    $  6,368,670    274,241 $2,804,828
                           =========    ============    ==========   =============     =======    ============   ======== ==========

PAINEWEBBER           SMALL CAP FUND

FINANCIAL HIGHLIGHTS

    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                   CLASS A
                                                            ----------------------------------------------------
                                                             FOR THE
                                                            SIX MONTHS    FOR THE YEARS    FOR THE    FOR THE
                                                               ENDED          ENDED         PERIOD      YEAR
                                                            JANUARY 13,      JULY 31,       ENDED       ENDED
                                                               1997       -------------    JULY 31,   JANUARY 31,
                                                            (UNAUDITED)   1996#    1995     1994+        1994
                                                            -----------   ------ ------    --------   ----------
Net asset value, beginning of period ........................ $10.22    $11.30   $10.27    $10.61     $10.00
                                                            ---------   -------- ------    ------     ------
Net investment income (loss)                                   (0.07)     0.00@    0.05      0.02       0.13
Net realized and unrealized gains (losses) from investments .   1.88      0.50@    1.50     (0.36)      0.62
                                                            ---------   -------- ------    ------     ------
Total income (loss) from investment operations ..............   1.81      0.50     1.55     (0.34)      0.75
                                                            ---------   -------- ------    ------     ------
Dividends from net investment income ........................    --        --       --        --       (0.12)
Distributions from net realized gains from investments ......  (0.41)    (1.58)   (0.52)      --       (0.02)
                                                            ---------   -------- ------    ------     ------
Total dividends and distributions ...........................  (0.41)    (1.58)   (0.52)     0.00      (0.14)
                                                            ---------   -------- ------    ------     ------
Net asset value, end of period .............................. $11.62    $10.22   $11.30    $10.27     $10.61
                                                            =========   ======== ======    ======     ======
Total investment return (1) .................................  17.86%     4.69%   15.80%    (3.20)%     7.58%
                                                            ---------   -------- ------    ------     ------
Ratios/Supplemental Data:
Net assets, end of period (000's) ........................... $30,257  $30,675  $20,494   $22,848    $25,226
Expenses to average net assets ..............................    2.03%*   2.11%    1.98%     1.91%*     1.75%
Net investment income (loss) to average net assets ..........   (1.15)*   0.02%    0.41%     0.41%*     1.41%
Portfolio turnover ..........................................      29%      84%      19%       20%        98%
Average commission rate paid (2) ............................ $0.0596      --       --        --         --


--------------
     *   Annualized
     +   For the period February 1, 1994 to July 31, 1994.
     # Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.
     @   Calculated using the average shares
         outstanding for the period.

    (1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

    (2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                           CLASS B                                                 CLASS C
    ----------------------------------------------------    ----------------------------------------------------
     FOR THE                                                 FOR THE
    SIX MONTHS    FOR THE YEARS    FOR THE    FOR THE       SIX MONTHS    FOR THE YEARS    FOR THE    FOR THE
       ENDED          ENDED         PERIOD      YEAR           ENDED          ENDED         PERIOD      YEAR
    JANUARY 13,      JULY 31,       ENDED       ENDED       JANUARY 13,      JULY 31,       ENDED       ENDED
       1997       -------------    JULY 31,   JANUARY 31,      1997       -------------    JULY 31,   JANUARY 31,
    (UNAUDITED)   1996#    1995     1994+        1994       (UNAUDITED)   1996#    1995     1994+        1994
    -----------   -----    ----    --------   -----------   -----------   -----  ------    --------   ----------
     $ 9.98      $11.15     $10.22    $10.60     $10.00      $ 9.97     $11.14    $10.22     $10.59     $10.00
     ------      ------     ------    ------     ------      ------     ------    ------     ------     ------
      (0.11)      (0.09)@    (0.04)    (0.02)      0.06       (0.11)     (0.08)@   (0.05)     (0.02)      0.06
       1.83        0.50)@     1.49     (0.36)      0.62        1.83       0.49 @    1.49      (0.35)      0.62
     ------      ------     ------    ------     ------      ------     ------    ------     ------     ------
       1.72        0.41       1.45     (0.38)      0.68        1.72       0.41      1.44      (0.37)      0.68
     ------      ------     ------    ------     ------      ------     ------    ------     ------     ------
        --          --         --        --       (0.06)        --         --        --         --       (0.07)
      (0.41)      (1.58)     (0.52)      --       (0.02)      (0.41)     (1.58)    (0.52)       --       (0.02)
     ------      ------     ------    ------     ------      ------     ------    ------     ------     ------
      (0.41)      (1.58)     (0.52)     0.00      (0.08)      (0.41)     (1.58)    (0.52)      0.00      (0.09)
     ------      ------     ------    ------     ------      ------     ------    ------     ------     ------
     $11.29      $ 9.98     $11.15    $10.22     $10.60      $11.28     $ 9.97    $11.14     $10.22     $10.59
    =======     =======    =======   =======    =======     =======    =======   =======    =======    =======
      17.38%       3.90%     14.86%    (3.58)%     6.81%      17.40%      3.90%    14.76%     (3.49)%     6.77%
    =======     =======    =======   =======    =======     =======    =======   =======    =======    =======
    $38,194     $36,612    $46,142   $52,624    $59,993     $18,489    $18,606   $13,263    $16,285    $20,941
       2.76 %*     2.90 %     2.74 %    2.69 %*    2.50%       2.79 %*    2.91 %    2.73 %     2.69 %*    2.50%
      (1.88)%*    (0.78)%    (0.35)%   (0.37)%*    0.67%      (1.92)%*   (0.77)%   (0.34)%    (0.36)%*    0.64%
         29 %        84 %       19 %      20 %       98%         29 %       84 %      19 %       20 %       98%
    $0.0596        --          --        --         --      $0.0596        --        --         --         --


PAINEWEBBER                  SMALL CAP FUND

FINANCIAL HIGHLIGHTS

    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                CLASS Y
                                                                                     --------------------------
                                                                                          FOR THE
                                                                                        SIX MONTHS   FOR THE
                                                                                           ENDED      PERIOD
                                                                                        JANUARY 31,   ENDED
                                                                                            1997      JULY 31,
                                                                                        (UNAUDITED)    1996+
                                                                                         ---------    --------

Net asset value, beginning of period .................................................     $10.21     $10.23
                                                                                          -------     ------
Net investment income (loss) .........................................................      (0.05)      0.00 @
Net realized and unrealized gains (losses) from investments ..........................       1.87      (0.02)@
                                                                                          -------     ------
Total income (loss) from investment operations .......................................       1.82      (0.02)
                                                                                          -------     ------
Dividends from net investment income .................................................         --        --
Distributions from net realized gains from investments ...............................      (0.41)       --
                                                                                          -------     ------
Total dividends and distributions ....................................................      (0.41)      0.00
                                                                                          -------     ------
Net asset value, end of period .......................................................     $11.62     $10.21
                                                                                          =======     ======
Total investment return (1) ..........................................................      17.97%     (0.20)%
                                                                                          =======     ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ....................................................     $2,715     $2,801
Expenses to average net assets .......................................................       1.72 %*    1.72%*
Net investment income (loss) to average net assets ...................................      (0.85)%*    0.07%*
Portfolio turnover ...................................................................         29 %       84%
Average commission rate paid (2) .....................................................    $0.0596         --



-----------------
    * Annualized

    + For the period July 26, 1996 (commencement of offering of shares) to July 31, 1996.

    @ Calculated using the average shares outstanding for the period.

    (1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

    (2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

--------------------------------------------------------------------------------
DIRECTORS
E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

John R. Torell III

PRINCIPAL OFFICERS
Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Julian F. Sluyters
Vice President and Treasurer

Mark A. Tincher
Vice President

Don Jones
Vice President

INVESTMENT ADVISER AND ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

    Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

    The financial information included herein is taken from the records of the Trust without examination by independent auditors who do not express an opinion thereon.

    This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

                                         ||
                                         ||
PaineWebber offers a family of           ||
22 funds which encompass a               ||
diversified range of investment          ||
goals.                                   ||
                                         ||
BOND FUNDS                               || [LOGO PaineWebber]
o  High Income Fund                      ||
o  Investment Grade Income Fund          ||
o  Low Duration U.S. Government          ||
   Income Fund                           ||
o  Strategic Income Fund                 ||
o  U.S. Government Income Fund           ||
                                         ||
TAX-FREE BOND FUNDS                      ||
o  California Tax-Free Income Fund       ||  -----------------------------------
o  Municipal High Income Fund            ||  S M A L L   C A P   F U N D
o  National Tax-Free Income Fund         ||
o  New York Tax-Free Income Fund         ||                                   S
                                         ||                                   E
STOCK FUNDS                              ||                                   M
o  Capital Appreciation Fund             ||                                   I
o  Financial Services Growth Fund        ||                                   A
o  Growth Fund                           ||                                   N
o  Growth and Income Fund                ||                                   N
o  Small Cap Fund                        ||                                   U
o  Utility Income Fund                   ||                                   A
                                         ||                                   L
ASSET ALLOCATION FUNDS                   ||
o  Balanced Fund                         ||
o  Tactical Allocation Fund              ||                                   R
                                         ||                                   E
GLOBAL FUNDS                             ||                                   P
o  Asia Pacific Growth Fund              ||                                   O
o  Emerging Markets Equity Fund          ||                                   R
o  Global Equity Fund                    ||                                   T
o  Global Income Fund                    ||
                                         ||
PaineWebber MONEY MARKET FUND            ||
                                         ||
        [LOGO PaineWebber]               ||
  (C)1997 PaineWebber Incorporated       ||
            Member SIPC                  ||  J A N U A R Y   3 1 ,   1 9 9 7
                                         ||
                                         ||
                                         ||
                                         ||